LA CROSSE LARGE CAP STOCK FUND
                         ------------------------------

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2001


Shares of the La Crosse Funds, Inc. are distributed by an independent third party, Sunstone Distribution Services, LLC.

                         LA CROSSE LARGE CAP STOCK FUND

 PORTFOLIO OF INVESTMENTS
 APRIL 30, 2001 (UNAUDITED)

   Number
 of Shares                                                         Value
 ---------                                                         -----

                    COMMON STOCKS                 99.40%

                    CONSUMER DURABLES              1.90%
       57,000        Ford Motor Co.                             $1,680,360
                                                                ----------


                    CONSUMER STAPLES               5.20%
       57,000        ConAgra, Inc.                               1,186,170
       26,125        Kimberly-Clark Corp.                        1,551,825
       39,000        Phillip Morris Cos., Inc.                   1,954,290
                                                                ----------
                                                                 4,692,285
                                                                ----------

                    ENERGY                         4.70%
       10,000        Chevron Corp.                                 965,600
       23,000        El Paso Corp.                               1,582,400
       53,000        USX-Marathon Group                          1,693,880
                                                                ----------
                                                                 4,241,880
                                                                ----------

                    FINANCIALS                    23.30%
       45,000        Allstate Corp.                              1,878,750
       28,000        Bank of America Corp.                       1,568,000
       48,000        Bank One Corp.                              1,812,960
       36,000        Citigroup, Inc.                             1,769,400
       21,000        Federal National Mortgage Assoc.            1,685,460
       48,851        Fleet Boston Corp.                          1,874,413
       44,325        J.P. Morgan Chase & Co.                     2,126,713
       70,000        MetLife, Inc.                               2,030,000
       22,000        Morgan Stanley Dean Witter & Co.            1,381,380
       40,000        U.S. Bancorp                                  847,200
       39,000        Washington Mutual, Inc.                     1,947,270
       45,000        Wells Fargo & Co.                           2,113,650
                                                                ----------
                                                                21,035,196
                                                                ----------

                     HEALTH                         6.50%
       28,500         Cardinal Health, Inc.                      1,920,900
       45,000         Tenet Healthcare Corp.*                    2,008,800
       29,500         UnitedHealth Group, Inc.                   1,931,660
                                                                ----------
                                                                 5,861,360
                                                                ----------

                     INDUSTRY CYCLICALS            12.80%
       24,000         Alcoa, Inc.                                  993,600
       15,000         Boeing Co.                                   927,000
       19,000         Eaton Corp.                                1,398,590
       23,000         Emerson Electric Co.                       1,532,950
       25,000         General Dynamics Corp.                     1,927,000
       37,000         Tyco International Ltd.                    1,974,690
       23,000         United Technologies Corp.                  1,795,840
       17,000         Weyerhaeuser Co.                             961,010
                                                                ----------
                                                                11,510,680
                                                                ----------

                         LA CROSSE LARGE CAP STOCK FUND

 APRIL 30, 2001 (UNAUDITED)

   Number
 of Shares                                                         Value
 ---------                                                         -----
                    COMMON STOCKS (CONTINUED)     99.40%


                    RETAIL                         8.30%
       53,000        Albertson's Inc.                           $1,770,200
       35,000        Federated Department Stores, Inc.*          1,504,300
       29,000        Home Depot, Inc.                            1,365,900
       24,000        May Department Stores Co.                     894,000
       52,000        Sears, Roebuck and Co.                      1,916,200
                                                                ----------
                                                                 7,450,600
                                                                ----------

                    SERVICES                       7.70%
       65,000        Burlington Northern Santa Fe Corp.          1,911,000
       28,000        Delta Air Lines, Inc.                       1,232,840
       40,000        SBC Communications, Inc.                    1,650,000
       39,400        Verizon Communications                      2,169,758
                                                                ----------
                                                                 6,963,598
                                                                ----------

                    TECHNOLOGY                    21.70%
      121,000        ADC Telecommunications, Inc.*                 908,710
       68,000        AVX Corp.                                   1,260,720
       20,000        Applied Materials, Inc.*                    1,092,000
       82,000        Cisco Systems, Inc.*                        1,392,360
       62,000        Compaq Computer Corp.                       1,085,000
       21,000        First Data Corp.                            1,416,240
       51,000        Gateway, Inc.*                                969,000
       65,000        Intel Corp.                                 2,009,150
       30,000        Jabil Circuit, Inc.*                          871,200
       38,000        Micron Technology, Inc.*                    1,724,440
       29,000        Microsoft Corp.*                            1,964,750
       55,000        Motorola, Inc.                                855,250
       92,000        Solectron Corp.*                            2,341,400
       48,000        Tellabs, Inc.*                              1,685,280
                                                                ----------
                                                                19,575,500
                                                                ----------

                    UTILITIES                      7.30%
       38,000        AES Corp.*                                  1,811,460
       44,000        Calpine Corp.*                              2,507,560
       45,000        Edison International                          443,250
       37,000        Reliant Energy, Inc.                        1,833,350
                                                                ----------
                                                                 6,595,620
                                                                ----------


                    TOTAL COMMON STOCKS (COST $78,506,597)      89,607,079
                                                                ----------

                         LA CROSSE LARGE CAP STOCK FUND

 APRIL 30, 2001 (UNAUDITED)

 Principal
   Amount                                                          Value
 ---------                                                         -----
                    SHORT-TERM INVESTMENTS         0.60%
                    (VARIABLE RATE)

     $381,217             Federated United States Treasury        $381,217
                          Cash Reserve Fund, 4.54%(1)

      154,994             Federated Government Obligations
                          Fund, 4.47%(1)                           154,994
                                                                ----------

                    TOTAL SHORT-TERM INVESTMENTS
                    (COST $536,211)                                536,211
                                                                ----------

                    TOTAL INVESTMENTS
                    (COST $79,042,808)          100.00%         90,143,290

                    OTHER ASSETS LESS
                    LIABILITIES                   0.00%             33,173
                                                                ----------

                    NET ASSETS                  100.00%        $90,176,463
                                                                ==========


  * Non-income producing
(1) Variable rate as of 4/30/01
    See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)


ASSETS:
              Investments, at value (cost $79,042,808)      $90,143,290
              Interest and dividends receivable                  89,396
              Receivable for capital shares sold                    100
              Prepaid expenses and other assets                  13,222
                                                            -----------

              Total Assets                                   90,246,008
                                                            -----------

LIABILITIES:
              Accrued investment advisory fee                    44,386
              Accrued expenses and other liabilities             25,159
                                                            -----------

              Total Liabilities                                  69,545
                                                            -----------

NET ASSETS                                                  $90,176,463
                                                            ===========

NET ASSETS CONSIST OF:
              Paid-in-capital                               $73,000,716
              Undistributed net investment income                34,281
              Accumulated undistributed net                   6,040,984
              realized gain on investments
              Net unrealized appreciation on investments     11,100,482
                                                            -----------

NET ASSETS                                                  $90,176,463
                                                            ===========

SHARES OUTSTANDING, $0.00001 par value,
              (Unlimited shares authorized)                   3,702,756

NET ASSET VALUE, REDEMPTION,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                                  $    24.35
                                                            ==========


 See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
              Interest                                  $    81,291
              Dividends                                     633,615
                                                        -----------

              Total Investment Income                       714,906
                                                        -----------

EXPENSES:
              Investment advisory fees                      338,690
              Fund administration and accounting fees       110,152
              Professional fees                              16,250
              Transfer agent fees and expenses               11,429
              Federal and state registration fees             8,825
              Custody fees                                    4,520
              Directors' fees and expenses                    2,139
              Printing and postage expenses                   1,963
              Miscellaneous                                  11,207
                                                        -----------

              Total Expenses                                505,175
              Less waiver of fees by adviser                (53,589)
                                                        -----------
              Net Expenses                                  451,586
                                                        -----------

NET INVESTMENT INCOME                                       263,320
                                                        -----------

REALIZED AND UNREALIZED GAIN:
              Net realized gain on investments            6,040,984
              Change in unrealized appreciation          (6,917,185)
                                                        -----------

              Net Loss on Investments                      (876,201)
                                                        -----------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $  (612,881)
                                                        ===========


 See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                          Ended             Year
                                                                      April 30, 2001        Ended
                                                                       (Unaudited)    October 31, 2000
                                                                      --------------  ----------------
OPERATIONS:
              Net investment income                                     $ 263,320        $ 735,533
              Net realized gain on investments                          6,040,984        1,598,427
              Change in unrealized appreciation                        (6,917,185)       8,632,709
                                                                       ----------       ----------

              Net (decrease) increase in net assets resulting
                      from operations                                    (612,881)      10,966,669
                                                                       ----------       ----------

CAPITAL SHARE TRANSACTIONS:
              Proceeds from sale of shares                              7,538,056       24,688,699
              Shares issued to shareholders in reinvestment
                      of dividends                                          4,564            6,031
                                                                       ----------       ----------
                                                                        7,542,620       24,694,730

              Redemption of shares                                    (15,619,514)     (25,836,436)
                                                                       ----------       ----------

              Net decrease from capital share transactions             (8,076,894)      (1,141,706)
                                                                       ----------       ----------


DIVIDENDS PAID FROM:
              Net investment income                                      (307,182)        (729,090)
              Net realized gains                                       (1,598,425)      (1,803,228)
                                                                       ----------       ----------
                                                                       (1,905,607)      (2,532,318)
                                                                       ----------       ----------

TOTAL (DECREASE) INCREASE IN NET ASSETS                               (10,595,382)       7,292,645

NET ASSETS:
              Beginning of period                                     100,771,845       93,479,200
                                                                      -----------       ----------

              End of period (includes undistributed net investment
                      income of $34,281 and $78,143 respectively)     $90,176,463     $100,771,845
                                                                       ==========     ============



TRANSACTIONS IN SHARES:
              Shares sold                                                 319,221       1,094,543
              Issued in reinvestment of dividends                             189             258
              Shares redeemed                                            (645,258)     (1,119,596)
                                                                      -----------       ----------

              Net decrease                                               (325,848)        (24,795)
                                                                       ==========     ============



 See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND


FINANCIAL HIGHLIGHTS

                                                                 Six Months       Year        Period
                                                                    Ended         Ended        Ended
                                                               April 30, 2001   October 31,  October 31,
For a Fund Share Outstanding Throughout the Period               (Unaudited)      2000         1999*
                                                               --------------  -----------  -----------

NET ASSET VALUE, BEGINNING OF PERIOD                               $25.01        $23.06        $22.01


INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                                        0.07          0.19          0.10
        Net realized and unrealized gain (loss) on investments      (0.25)         2.42          1.04
                                                                 ---------    ---------     ---------

        Total from Investment Operations                            (0.18)         2.61          1.14
                                                                 ---------    ---------     ---------

 DISTRIBUTIONS TO SHAREHOLDERS:
        Dividends from net investment income                        (0.08)        (0.19)        (0.09)
        Distributions from net realized gains                       (0.40)        (0.47)           --
                                                                 ---------    ---------     ---------

        Total Distributions                                         (0.48)        (0.66)        (0.09)
                                                                 ---------    ---------     ---------

NET ASSET VALUE, END OF PERIOD                                      $24.35       $25.01        $23.06
                                                                 =========    =========     =========


TOTAL RETURN                                                     (0.68)%(1)      11.53%      5.16%(1)


SUPPLEMENTAL DATA AND RATIOS:
        Net assets, end of period (000s)                           $90,176     $100,772       $93,479
        Ratio of expenses to average net assets, net of
                waivers                                           1.00%(2)        1.00%      1.00%(2)
        Ratio of expenses to average net assets, before
                waivers                                           1.12%(2)        1.12%      1.10%(2)
        Ratio of net investment income to average net assets,
                net of waivers                                    0.58%(2)        0.81%      0.51%(2)
        Ratio of net investment income to average net assets,
                before waivers                                    0.46%(2)        0.69%      0.41%(2)
        Portfolio turnover rate                                     20%(1)          60%        67%(1)


  (1)Not annualized
  (2)Annualized
  *Commenced operations after the close of business on December 31, 1998

See notes to financial statements.

                         LA CROSSE LARGE CAP STOCK FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)


1.     Organization
       ------------

       La Crosse Funds, Inc. (the "Corporation") was incorporated on September 4, 1998 as a Wisconsin corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The La Crosse Large Cap Stock Fund (the "Fund") commenced operations after the close of business on December 31, 1998.

       As of December 31, 1998, assets of the common and collective trust funds of the North Central Trust Company Common Fund C Equity and North Central Trust Company Growth Common Fund were transferred to the La Crosse Large Cap Stock Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes.


2.     Significant Accounting Policies
       -------------------------------

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         LA CROSSE LARGE CAP STOCK FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)

       (a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or Nasdaq on which such securities are primarily traded, however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on a national securities exchange or Nasdaq, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis.

       (b) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

       (c) Distributions to Shareholders - Dividends from net investment income, if any, will be declared and paid quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

       (d) Other - Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

                         LA CROSSE LARGE CAP STOCK FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 2001 (UNAUDITED)

3.     Investment Advisory Agreement
       -----------------------------

       The Fund has an agreement with La Crosse Advisers, L.L.C. (the "Adviser") to furnish investment advisory services to the Fund. Under the terms of this agreement, the Adviser is compensated at the rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed until March 31, 2002 that it will waive its fees and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (on an annual basis) do not exceed 1.00% of the Fund's average daily net assets. The Adviser may recoup amounts waived or reimbursed for up to three years from the date of such waiver or reimbursement. For the six months ended April 30, 2001, the Adviser waived $53,589 in fees. Total fees waived subject to recoupment by the Adviser are $263,853.

4.     Investment Transactions
       -----------------------

       The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended April 30, 2001 were $17,666,114 and $23,706,961, respectively. There were no purchases or sales of long-term U.S. government securities.

       The cost basis of securities for financial statement and federal income tax purposes at April 30, 2001 was $79,042,808. At April 30, 2001, gross unrealized appreciation and depreciation on investments were as follows:


              Unrealized appreciation                       $19,783,606
              (Unrealized depreciation)                     (8,683,124)
                                                            -----------

              Net unrealized appreciation on investments    $11,100,482
                                                             ==========

DIRECTORS                        Lois Z. Grubb             Ralph A. La Point
                                 Steven J. Hulme           Joseph T. Kastantin
                                 Darwin F. Isaacson

OFFICERS                         Steven J. Hulme
                                 Darwin F. Isaacson

INVESTMENT ADVISER               LA CROSSE ADVISERS, L.L.C.
                                 311 Main Street
                                 La Crosse, WI 54601

ADMINISTRATOR AND                SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                  803 West Michigan Street, Suite A
                                 Milwaukee, WI 53233

CUSTODIAN                        NORTH CENTRAL TRUST COMPANY
                                 311 Main Street
                                 La Crosse, WI 54601

INDEPENDENT ACCOUNTANTS          ARTHUR ANDERSEN LLP
                                 100 East Wisconsin Avenue
                                 Milwaukee, WI 53202

LEGAL COUNSEL                    KIRKLAND & ELLIS
                                 200 East Randolph Drive
                                 Chicago, IL 60601

DISTRIBUTOR                      SUNSTONE DISTRIBUTION SERVICES, LLC
                                 803 West Michigan Street, Suite A
                                 Milwaukee, WI 53233

DIVIDEND-DISBURSING              LA CROSSE FUNDS, INC.
AND TRANSFER AGENT               c/o Sunstone Financial Group, Inc.
                                 803 West Michigan Street, Suite A
                                 Milwaukee, WI 53233

                                 PLEASE MAIL CORRESPONDENCE TO:
                                 La Crosse Funds
                                 P.O. Box 717
                                 Milwaukee, WI 53201-0717
                                 1-888-661-7600

This report is submitted for the general information of shareholders of the La Crosse Large Cap Stock Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.

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

                                                                     LF.410-0601